MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 100.0%
	BANKING - 7.9%
17,302	Citigroup, Inc.	$ 1,102,137
7,749	JPMorgan Chase & Company	1,230,774
		2,332,911
	DIVERSIFIED INDUSTRIALS - 3.7%
5,453	Honeywell International, Inc.	1,102,815

	ENTERTAINMENT CONTENT - 3.4%
7,011	Walt Disney Company (The)(a)	1,015,894

	INTERNET MEDIA & SERVICES - 16.7%
451	Alphabet, Inc., Class A(a)	1,279,915
533	Booking Holdings, Inc.(a)	1,120,286
3,362	Meta Platforms, Inc., Class A(a)	1,090,835
2,255	Netflix, Inc.(a)	1,447,484
		4,938,520
	LEISURE FACILITIES & SERVICES - 4.1%
10,988	Starbucks Corporation	1,204,725

	MEDICAL EQUIPMENT & DEVICES - 16.9%
10,168	Abbott Laboratories	1,278,829
3,936	Danaher Corporation	1,265,975
9,430	Medtronic PLC	1,006,181
2,296	Thermo Fisher Scientific, Inc.	1,452,978
		5,003,963
	RETAIL - DISCRETIONARY - 4.0%
17,138	TJX Companies, Inc. (The)	1,189,377

	SEMICONDUCTORS - 10.4%
5,576	NVIDIA Corporation	1,822,013
6,642	Texas Instruments, Inc.	1,277,722
		3,099,735
	SOFTWARE - 13.5%
1,927	Adobe, Inc.(a)	1,290,801
4,182	Microsoft Corporation	1,382,528

MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	SOFTWARE - 13.5% (Continued)
4,715	salesforce.com, Inc.(a)	$ 1,343,586
		4,016,915
	TECHNOLOGY HARDWARE - 4.7%
8,487	Apple, Inc.	1,402,901

	TECHNOLOGY SERVICES - 14.7%
3,731	Accenture plc, Class A	1,333,460
3,567	Mastercard, Inc., Class A	1,123,320
4,551	PayPal Holdings, Inc.(a)	841,434
5,412	Visa, Inc., Class A	1,048,683
		4,346,897

	TOTAL COMMON STOCKS (Cost $27,138,169)	29,654,653

	TOTAL INVESTMENTS - 100.0% (Cost $27,138,169)	$ 29,654,653
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	9,873
	NET ASSETS - 100.0%	$ 29,664,526

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
(a)	Non-income producing security.